Exhibit 99
Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	34
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus supplement, available on the SEC website (http://www.sec.gov) under the registration number 333-189385 and at http://www.fordcredit.com/institutionalinvestments/index.jhtml.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables	Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,673,565,407.25	76,623	54.8 months

	Dollar Amount	Note Interest Rate	Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$381,500,000.00	0.23000%	December 15, 2015
Class A-2 Notes	$508,000,000.00	0.610%	August 15, 2017
Class A-3 Notes	$504,400,000.00	1.060%	May 15, 2019
Class A-4 Notes	$105,510,000.00	1.560%	February 15, 2020
Class B Notes	$47,350,000.00	1.970%	April 15, 2020
Class C Notes	$31,570,000.00	2.160%	August 15, 2020
Class D Notes	$31,570,000.00	2.750%	May 15, 2021
Total	$1,609,900,000.00

II. AVAILABLE FUNDS

Interest:
Interest Collections	$986,510.94

Principal:
Principal Collections	$14,635,101.78
Prepayments in Full	$7,328,457.87
Liquidation Proceeds	$227,432.92
Recoveries	$41,392.09
Sub Total	$22,232,384.66
Collections	$23,218,895.60

Purchase Amounts:
Purchase Amounts Related to Principal	$420,353.15
Purchase Amounts Related to Interest	$1,793.05
Sub Total	$422,146.20

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$23,641,041.80

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	34
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Indenture/Owner Trustee Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$23,641,041.80
Servicing Fee	$294,768.52	$294,768.52	$0.00	$0.00	$23,346,273.28
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$23,346,273.28
Interest - Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$23,346,273.28
Interest - Class A-3 Notes	$105,089.69	$105,089.69	$0.00	$0.00	$23,241,183.59
Interest - Class A-4 Notes	$137,163.00	$137,163.00	$0.00	$0.00	$23,104,020.59
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,104,020.59
Interest - Class B Notes	$77,732.92	$77,732.92	$0.00	$0.00	$23,026,287.67
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$23,026,287.67
Interest - Class C Notes	$56,826.00	$56,826.00	$0.00	$0.00	$22,969,461.67
Third Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$22,969,461.67
Interest - Class D Notes	$72,347.92	$72,347.92	$0.00	$0.00	$22,897,113.75
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$22,897,113.75
Regular Principal Payment	$21,645,766.12	$21,645,766.12	$0.00	$0.00	$1,251,347.63
Additional Trustee Fees and Expenses	$0.00	$0.00	$0.00	$0.00	$1,251,347.63
Residual Released to Depositor	$0.00	$1,251,347.63	$0.00	$0.00	$0.00
Total		$23,641,041.80

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Third Priority Principal Payment					$0.00
Regular Principal Payment					$21,645,766.12
Total					$21,645,766.12
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-3 Notes	$21,645,766.12	$42.91	$105,089.69	$0.21	$21,750,855.81	$43.12
Class A-4 Notes	$0.00	$0.00	$137,163.00	$1.30	$137,163.00	$1.30
Class B Notes	$0.00	$0.00	$77,732.92	$1.64	$77,732.92	$1.64
Class C Notes	$0.00	$0.00	$56,826.00	$1.80	$56,826.00	$1.80
Class D Notes	$0.00	$0.00	$72,347.92	$2.29	$72,347.92	$2.29
Total	$21,645,766.12	$13.45	$449,159.53	$0.28	$22,094,925.65	$13.73

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	34

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-3 Notes	$118,969,457.74	0.2358633	$97,323,691.62	0.1929494
Class A-4 Notes	$105,510,000.00	1.0000000	$105,510,000.00	1.0000000
Class B Notes	$47,350,000.00	1.0000000	$47,350,000.00	1.0000000
Class C Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Class D Notes	$31,570,000.00	1.0000000	$31,570,000.00	1.0000000
Total	$334,969,457.74	0.2080685	$313,323,691.62	0.1946231

Pool Information
Weighted Average APR	3.293%	3.296%
Weighted Average Remaining Term	28.49	27.70
Number of Receivables Outstanding	31,150	30,014
Pool Balance	$353,722,221.73	$330,768,309.82
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$334,969,457.74	$313,323,691.62
Pool Factor	0.2113585	0.1976429

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$8,367,827.04
Targeted Credit Enhancement Amount	$8,367,827.04
Yield Supplement Overcollateralization Amount	$17,444,618.20
Targeted Overcollateralization Amount	$17,444,618.20
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$17,444,618.20

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$8,367,827.04
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$8,367,827.04
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$8,367,827.04

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	34
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		120	$342,566.19
(Recoveries)		146	$41,392.09
Net Loss for Current Collection Period			$301,174.10
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			1.0217%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5487%
Second Prior Collection Period			0.7388%
Prior Collection Period			0.8052%
Current Collection Period			1.0560%
Four Month Average (Current and Prior Three Collection Periods)			0.7872%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		4,913	$12,355,184.78
(Cumulative Recoveries)			$1,521,143.05
Cumulative Net Loss for All Collection Periods			$10,834,041.73
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.6474%

Average Realized Loss for Receivables that have experienced a Realized Loss			$2,514.79
Average Net Loss for Receivables that have experienced a Realized Loss			$2,205.18

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.82%	414	$6,031,820.63
61-90 Days Delinquent	0.26%	54	$870,162.85
91-120 Days Delinquent	0.05%	10	$151,418.07
Over 120 Days Delinquent	0.24%	49	$798,218.18
Total Delinquent Receivables	2.37%	527	$7,851,619.73

Repossession Inventory:
Repossessed in the Current Collection Period		17	$220,977.54
Total Repossessed Inventory		29	$481,625.77

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.3417%
Prior Collection Period			0.3242%
Current Collection Period			0.3765%
Three Month Average			0.3475%

Ford Credit Auto Owner Trust 2014-C
Monthly Investor Report

Collection Period	August 2017
Payment Date	9/15/2017
Transaction Month	34

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2017

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Sumito Mulchandani
Assistant Treasurer